SCHEDULE OF COMPREHENSIVE INCOME LOSS RESEARCH AND DEVELOPMENT EXPENSES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Share-based compensation	$ 209	₪ 667	₪ 1,388	₪ 3,279
Net of grants from the IIA and KORIL	(605)	(1,930)	(1,029)	(415)
Research and development expenses, net	5,439	17,350	20,130	31,399
Research and development [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses	3,639	11,610	13,045	12,510
Share-based compensation	34	108	117	879
Depreciation	363	1,157	1,221	1,075
Raw materials and consumables	153	487	510	711
Consultants and subcontractors	1,447	4,616	5,296	15,324
Patents	318	1,014	617	703
Other	90	288	353	612
Salaries and related expenses	$ 6,044	₪ 19,280	₪ 21,159	₪ 31,814